Other long-term liabilities - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Mar. 30, 2024 USD ($)	Mar. 30, 2024 CAD ($)	Feb. 14, 2024	Aug. 31, 2023
Other Long Term Liabilities [Line Items]
Long term liabilities	$ 4.3
Supplier Financing Programme One [Member]
Other Long Term Liabilities [Line Items]
Financing programme down payment percentage				20.00%
Long term debt bearing fixed interest rate percentage				6.00%
Debt instrument payment terms	34 monthly payments
Supplier Financing Programme One [Member] | Long Term Loan One [Member]
Other Long Term Liabilities [Line Items]
Long term liabilities		$ 2.8
Other long term liabilities		1.5
Supplier Financing Programme One [Member] | Long Term Loan Two [Member]
Other Long Term Liabilities [Line Items]
Long term liabilities	$ 2.1
Other long term liabilities	$ 1.1
Supplier Financing Programme Two [Member]
Other Long Term Liabilities [Line Items]
Financing programme down payment percentage			25.00%
Debt instrument payment terms	26 monthly payments
Supplier Financing Programme Two [Member] | Long Term Loan One [Member]
Other Long Term Liabilities [Line Items]
Long term liabilities		1.7
Other long term liabilities		$ 0.7
Supplier Financing Programme Two [Member] | Long Term Loan Two [Member]
Other Long Term Liabilities [Line Items]
Long term liabilities	$ 1.3
Other long term liabilities	$ 0.5